Restructuring, Impairments and Gains on Sale - Restructuring Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restructuring and Related Activities [Abstract]
Restructuring liability balance	$ 79	$ 29
Restructuring and other related (gains) costs expensed during the period	(200)	434	$ 207
Cash payments of restructuring liabilities, net	(213)	(424)
Non-cash impact — primarily asset and liability write-offs and stock-based compensation	387	40
Restructuring liability balance	53	79	$ 29
Cash payments received from landlord for terminated leases	$ 22	$ 18